Income Taxes - Summary of Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Income tax provision	$ 1	$ 18	$ 0
Income (Loss) before Income Taxes	$ (44)	$ 104
Effective tax rate	(2.00%)	17.00%